ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable and Allowance for Doubtful Accounts [Abstract]
Accounts receivable				$ 191,118	$ 100,182
Allowance for doubtful accounts	$ (4,083)	$ (1,830)	$ (1,830)	(4,083)	(2,400)
Accounts receivables, net				$ 187,035	$ 97,782
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at the beginning of the year	2,400	1,830	195
Charged to expenses	4,687	2,205	1,867
Reversal	(1,431)	(47)	(245)
Write-off of accounts receivable	(1,537)	(1,588)	(26)
Exchange differences	(36)	0	39
Balance at the end of the year	$ 4,083	$ 2,400	$ 1,830